LONG-TERM DEBT AND CREDIT FACILITY - Uncollateralized Surety and Performance Bonds (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Letters of credit			$ 2.2	$ 1.7
Long-term debt		$ 450.0		450.0
Uncollateralized Surety Bonds
Disclosure of detailed information about borrowings [line items]
Letters of credit	$ 24.9	18.4
Long-term debt		130.2
Doyon and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations uncollateralized	215.8	159.5	215.3	170.1
Doyon and Côté Gold | Uncollateralized Surety Bonds
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations uncollateralized	29.3
Doyon and Côté Gold | Cash Collateral
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations uncollateralized	10.9
Côté Gold project
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations uncollateralized	$ 37.3	$ 27.6	$ 39.1	$ 30.9